Note 10 - Stockholders Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10.   Stockholders’ Equity

Preferred Stock

The Company has authorized 5.0 million preferred shares, of which 4,996,935 shares were undesignated and available for issuance at the closing of the merger. As of December 31, 2013, the Company had no shares of preferred stock outstanding.

Founders Shares of Immune Ltd.

In June 2012, Immune issued 4,500,000 Founder shares to Dr. Teper in exchange for 4,500,000 shares of ordinary shares he held. Founder shares confer on Dr. Teper the same rights held by ordinary shareholders plus a preference in the event of a Deemed Liquidation event, reflecting a price per share of less than $2.70 or a company valuation of less than $42 million on a fully diluted basis, equal to 125% of the consideration received by the holders of ordinary shares upon distribution; or upon a Deemed Liquidation event reflecting a price per share of more than $2.70 or at a company valuation of more than $42 million on a fully diluted basis equal to 150% of the consideration received by the holders of the ordinary shares upon distribution. Immune Ltd. estimated the fair value of the preference right at $2.8 million, based on management’s assessment of the probabilities of a Deemed Liquidation event occurring at either range against the probability of the Deemed Liquidation not occurring. The merger of Immune Ltd. with the Company meets the definition of Deemed Liquidation event. Immune Ltd. recorded an expense related to the liquidation preference granted to Dr. Teper of approximately $2.8 million on the date of exchange (June 2012) . The closing of the merger with the Company in August 2013 resulted in the issuance of 2,250,000 founder shares of Immune Ltd. and an additional expense was recorded related to the liquidation preference granted to Dr. Teper of approximately $2.0 million. It was determined that the price per share was more than $2.70 or at a company valuation of more than $42 million on a fully diluted basis, so Dr. Teper received 150% of the consideration received by the holders of the ordinary shares upon distribution.

On August 25, 2013, in conjunction with the reverse merger, the Company issued 4,173,150 shares of its common stock to Daniel Teper in exchange for 6,750,000 founders shares of Immune Ltd. As of December 31, 2013, the Company had no founders shares outstanding.

Series A Preferred Shares of Immune Ltd.

In July 2012, Immune authorized three million shares and issued 2,529,685 shares of its Series A Preferred in exchange for the same number of its ordinary shares held by several investors in the Company. Each Series A Preferred share confers on the holder the right to one vote for each ordinary share into which such Series A Preferred share is convertible at the time of such vote and shall otherwise have the same voting rights and powers as holders of the Company’s ordinary shares. Holders of Series A Preferred are entitled to a preference in the event of a liquidation equal to the applicable price actually paid to the Company for the ordinary shares to which such Series A Preferred was converted.

On August 25, 2013, in conjunction with the reverse merger, the Company issued 1,563,964 shares of its common stock to certain shareholders in exchange for 2,529,685 Series A preferred shares of Immune Ltd. As of December 31, 2013, the Company had no Series A Preferred Shares outstanding.

Ordinary Shares of Immune Ltd.

On August 25, 2013, in conjunction with the reverse merger, the Company issued 4,752,976 shares of its common stock to certain shareholders in exchange for 7,687,860 ordinary shares of Immune Ltd.

During 2013, Immune Ltd. amended all of its outstanding warrants to purchase a total of 1,041,409 ordinary shares so that the warrants will not expire upon closing of the merger with the Company and the exercise price of each warrant will be equal to the price of the Company’s stock on the day of the closing of the merger. This amendment was considered a contingent modification and the fair value of the modification was to be recorded when the merger with the Company closed. In August 2013, these warrants were further amended so that the aggregate exercise price of the warrants shall remain unchanged. The merger with the Company closed on August 25, 2013, therefore Immune Ltd. booked a $0.7 million warrant amendment expense during 2013 in connection with this amendment.

During 2013, Immune Ltd. issued a total of 1,933,417 shares of its ordinary shares at $2.40 plus a total of 1,187,942 warrants to purchase ordinary shares for total gross proceeds of approximately $4.4 million. Immune Ltd. allocated the gross proceeds between the ordinary shares and the warrants based on their relative fair values. The fair value of the warrants was approximately $1.0 million determined using the Black-Scholes option pricing model (volatility-91.9%, risk free rates of 0.36%-0.42%, dividends-zero, weighted average life-3 years). The warrants meet the requirements, and have been accounted for, as equity in accordance with ASC 815-40.

A total of 268,000 additional shares of Immune Ltd.’s ordinary shares were issued as a result of anti-dilution provisions in the securities purchase agreements for certain investors, which was triggered when Immune Ltd. failed to close the merger with the Company prior to June 30, 2013. This resulted in a deemed dividend of $0.5 million being recorded in the second quarter 2013. An additional 257,381 additional shares of Immune Ltd.’s ordinary shares were issued as a result of anti-dilution provisions in the securities purchase agreements for certain investors, which was triggered when Immune Ltd. failed to close the merger with the Company at a price greater than 80% of the price per share of Immune Ltd. at the time of the merger. This resulted in a deemed dividend of $0.4 million being recorded in the third quarter 2013.

At various times during 2012, Immune Ltd. issued a total of 702,273 shares of its ordinary shares to private investors at per share prices ranging from $2.00 to $2.50 plus a total of 209,619 warrants to purchase ordinary shares for total gross proceeds of approximately $1.2 million. The warrants have a three year life and a weighted average exercise price of $2.50. Immune Ltd. allocated the gross proceeds between the ordinary shares and the warrants based on their relative fair values. The fair value of the warrants was approximately $0.1 million determined using the Black-Scholes option pricing model (volatility-76.8%, risk free rates of 0.3%-0.4%, dividends-zero, weighted average life-3 years). The warrants meet the requirements, and have been accounted for, as equity in accordance with ASC 815-40.

In November 2012, Immune Ltd. entered into a share buy-back agreement with two shareholders whereby Immune Ltd. agreed to purchase back all shares received in a share purchase agreement if the shareholder elected to do so prior to twelve months thereafter or the closing of an Initial Public Offering or Deemed Liquidation event. Immune Ltd. recorded a liability of $150,000 to account for the potential buy-back at December 31, 2012 which was reversed and recorded in equity during 2013 when the buy-back commitment expired unexercised. The closing of the merger with the Company on August 25, 2013 qualified as a Deemed Liquidation event.

The anti-dilution provisions of Immune Ltd’s agreement with iCo resulted in the issuance of ordinary shares at various times during 2011, 2012 and 2013. See Note 4 [1] for details of shares issuable to iCo and accounting for the related derivative liability.

Immune Ltd. entered into an investment agreement in March 2011 that contained an anti-dilution provision which allowed the investor to maintain an ownership percentage of 6.67%, on a fully diluted basis, until such time that Immune Ltd. raised $3.0 million in equity financing. Immune Ltd.’s agreement with this investor resulted in the issuance of additional ordinary shares at various times between June and December 2011. In total 138,434 ordinary shares, with a fair value of approximately $0.2 million, were issued to this investor.

In June 2012, Immune Ltd. converted the balance outstanding of its loan from Immune Ltd’s Chief Executive Officer into 408,809 ordinary shares – see Note 9. Additionally, in June 2012, Immune Ltd. redeemed 4,500,000 shares via the conversion into the same number of founder shares. In July 2012, Immune Ltd. redeemed 2,529,685 ordinary shares via an exchange for the same number of Series A Preferred.

At various times during 2011, Immune Ltd. issued a total of 1,814,740 ordinary shares to private investors at per share prices ranging from $1.00 to $2.00 plus a total of 626,540 warrants to purchase ordinary shares for total gross proceeds of $2,480,143. The warrants have a three year life and a weighted average exercise price of $1.83. Immune Ltd. allocated the gross proceeds between the ordinary shares and the warrants based on their relative fair values. The fair value of the warrants was $464,248 determined using the Black-Scholes option pricing model (volatility-101.1%, risk free rates of 0.4%-1.3%, dividends-zero, weighted average life-3 years). The warrants meet the requirements of, and have been accounted for as equity in accordance with ASC 815-40.

In December 2010, Immune Ltd. issued 1,000,000 ordinary shares to the founders of the Company for no consideration and 800,000 ordinary shares, with a fair value of approximately $0.7 million, for consulting services included in SG&A expense. In October 2010 Immune Ltd. issued 4,000,000 ordinary shares to the Chief Executive Officer for the contribution of his interest in Immune Pharmaceuticals USA Corp. to Immune . This transaction was between entities under common control and was recorded using the carry over basis of Immune Pharmaceuticals USA Corp.

Common Stock

The Company has authorized 225,000,000 shares of common stock, of which 13,276,037 shares were issued and outstanding at December 31, 2013.

On August 25, 2013, in conjunction with the reverse merger, the Company issued 10,490,090 shares of its common stock to shareholders of Immune Ltd.

Deposits for Future Financing

During the fourth quarter of 2013, the Company received gross proceeds of $0.5 million from two investors representing their deposits for the purchase of the Company’s Series C convertible preferred stock and warrants to purchase the Company’s common stock.  The transaction closed in until March 2014, at which time the Series C Preferred Stock was authorized and issued to investors together with common stock purchase warrants (see Note17).  At the closing of the transaction, the $0.5 million in deposits were reclassified as preferred equity and paid in capital of the Company.